Group balance sheet - USD ($) $ in Millions		Jun. 30, 2021	Dec. 31, 2020
Non-current assets
Goodwill		$ 945	$ 946
Intangible assets		2,809	2,755
Property, plant and equipment		63,835	62,882
Investments in equity accounted units		3,660	3,764
Inventories		174	174
Deferred tax assets		3,400	3,385
Receivables and other assets		2,139	1,796
Tax recoverable		27	4
Other financial assets		687	829
Total non-current assets		77,676	76,535
Current assets
Inventories		4,448	3,917
Receivables and other assets		4,322	3,644
Tax recoverable		55	62
Other financial assets		2,913	2,851
Cash and cash equivalents		14,027	10,381
Total current assets		25,765	20,855
Total assets		103,441	97,390
Current liabilities
Borrowings and other financial liabilities		(704)	(607)
Trade and other payables		(7,523)	(7,421)
Tax payable		(2,015)	(1,850)
Provisions including post-retirement benefits		(1,834)	(1,729)
Total current liabilities		(12,076)	(11,607)
Non-current liabilities
Borrowings and other financial liabilities		(13,210)	(13,408)
Trade and other payables		(796)	(820)
Tax payable		(613)	(477)
Deferred tax liabilities		(3,501)	(3,239)
Provisions including post-retirement benefits		(15,076)	(15,936)
Total non-current liabilities		(33,196)	(33,880)
Total liabilities		(45,272)	(45,487)
Net assets		58,169	51,903
Capital and reserves
Share premium account		4,320	4,314
Other reserves		11,509	11,960
Retained earnings		33,240	26,792
Equity attributable to owners of Rio Tinto		52,975	47,054
Attributable to non-controlling interests		5,194	4,849
Total equity		58,169	51,903
Rio Tinto Plc
Capital and reserves
Share capital	[1]	207	207
Rio Tinto Limited
Capital and reserves
Share capital	[1]	$ 3,699	$ 3,781

[1]	At 30 June 2021, Rio Tinto plc had 1,247.8 million ordinary shares in issue and held by the public, and Rio Tinto Limited had 371.2 million shares in issue and held by the public. There were no cross holdings of shares between Rio Tinto Limited and Rio Tinto plc in either period presented.